Supplementary Financial Statement Information	12 Months Ended
Dec. 31, 2021
Yearly Financial Information Disclosure [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

NOTE 16 – SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

a.	Research and development expenses – net

	Year ended December 31,
(in thousands)	2021	2020	2019
Payroll and related expenses	$5,054	$3,183	$2,259
Research and development services	4,557	2,438	2,682
Materials	1,505	612	454
Share Based Compensation	1,210	401	607
Depreciation	546	273	198
Other	1,029	394	486
	13,901	7,301	6,686
Israel Innovation Authority participation in research and development costs and royalties payable	(1,020)	(1,215)	(1,082)
	$12,881	$6,086	$5,604

b.	General and administrative expenses

	Year ended December 31,
(in thousands)	2021	2020	2019
Payroll expenses	$1,138	$737	$569
Compensation to directors	1,168	862	526
Professional fees	1,080	995	845
Office maintenance and office expenses	167	97	145
Insurance	783	486	243
Share Based Compensation	1,704	269	203
Other	367	253	484
	$6,407	$3,699	$3,015

c.	Other income (expenses), net

	Year ended December 31,
(in thousands)	2021	2020	2019
Interest income	$120	$225	$238
Income related to marketable securities	5,590	-	-
Exchange differences, net	(562)	(2,258)	(945)
Bank commissions and other expenses	(328)	(6)	(58)
	$4,820	$(2,039)	$(765)